Income Taxes	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Income Taxes

NOTE 15. INCOME TAXES

Income tax benefit consists of the following:

Years Ended December 31,
	2013	2012
Current	$-	$-
Deferred	-	-
Income tax benefit	$-	$-

The Company’s income tax expense (benefit) differs from the amounts computed by applying the federal income tax statutory rates to income before income taxes. A reconciliation of the differences is as follows:

	Years Ended December 31,
	2013	2012
Tax benefit at statutory federal rate	$(1,870,701)	$(588,787)
Tax-free income	(3,825)	(18,685)
Disallowed interest expense	305	1,711
State income tax benefit	(198,328)	(65,861)
Valuation allowance	2,062,684	662,175
Other items, net	69,865	9,447
Income tax benefit	$-	$-

The components of the net deferred tax asset, included in other assets, are as follows:

	Years Ended December 31,
	2013	2012
Deferred tax assets:
Loan loss reserves	$1,407,633	$1,155,045
Reserve for other real estate	932,763	726,773
Income tax loss carryover	3,894,794	2,336,259
Alternative minimum tax credit carryover	199,646	199,646
Other	11,965	10,941
	6,446,801	4,428,655
Deferred tax liabilities:
Depreciation	181,565	166,103
Valuation allowance	(6,265,236)	(4,262,552)
Net deferred tax assets	$-	$-

The Company has net operating loss carryforwards expiring in 2029, if not utilized.